Mining interests and plant and equipment - Disclosure of detailed information about mining interests and plant and equipment (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment and Mining interests [line items]
Beginning balance	$ 635,655	$ 489,512
Acquisition of Tintic by Osisko Development	182,229	0
Additions	50,986	190,100
Impairment	(81,000)	(58,417)
Mining exploration tax credits	(6,275)	(1,585)
Change in environmental rehabilitation assets	(3,797)	19,522
Depreciation	(12,935)	(7,814)
Depreciation capitalized	896	4,136
Share-based compensation capitalized	388	2,127
Transfers	0	0
Disposals and others	(6,191)	(213)
Currency translation adjustments	24,567	(1,713)
Deconsolidation of development	(777,576)	0
Closing balance	6,947	635,655
Cost [Member]
Disclosure of detailed information about property, plant and equipment and Mining interests [line items]
Beginning balance	707,482
Closing balance	11,889	707,482
Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment and Mining interests [line items]
Beginning balance	(71,827)
Closing balance	(4,942)	(71,827)
Mining interests [Member]
Disclosure of detailed information about property, plant and equipment and Mining interests [line items]
Beginning balance	543,953	459,303
Acquisition of Tintic by Osisko Development	169,175	0
Additions	36,754	131,908
Impairment	(81,000)	(58,417)
Mining exploration tax credits	(6,275)	(1,585)
Change in environmental rehabilitation assets	(3,797)	19,522
Depreciation	(2,385)	0
Depreciation capitalized	896	4,136
Share-based compensation capitalized	388	2,127
Transfers	(0)	(11,221)
Disposals and others	(1,559)	0
Currency translation adjustments	21,183	(1,820)
Deconsolidation of development	(677,333)	0
Closing balance	0	543,953
Mining interests [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment and Mining interests [line items]
Beginning balance	602,370
Closing balance	0	602,370
Mining interests [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment and Mining interests [line items]
Beginning balance	(58,417)
Closing balance	(0)	(58,417)
Plant and equipment [Member]
Disclosure of detailed information about property, plant and equipment and Mining interests [line items]
Beginning balance	91,702	30,209
Acquisition of Tintic by Osisko Development	13,054	0
Additions	14,232	58,192
Impairment	0	0
Mining exploration tax credits	0	0
Change in environmental rehabilitation assets	0	0
Depreciation	(10,550)	(7,814)
Depreciation capitalized	0	0
Share-based compensation capitalized	0	0
Transfers	0	11,221
Disposals and others	(4,632)	(213)
Currency translation adjustments	3,384	107
Deconsolidation of development	(100,243)	0
Closing balance	6,947	91,702
Plant and equipment [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment and Mining interests [line items]
Beginning balance	105,112
Closing balance	11,889	105,112
Plant and equipment [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment and Mining interests [line items]
Beginning balance	(13,410)
Closing balance	$ (4,942)	$ (13,410)